UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6653

The Jensen Quality Growth Fund Inc.

(Exact name of registrant as specified in charter)

5500 Meadows Road, Suite 200

Lake Oswego, OR 97035-8234

(Address of principal executive offices) (Zip code)

Robert McIver

5500 Meadows Road, Suite 200

Lake Oswego, OR 97035-8234

(Name and address of agent for service)

(800) 221-4384

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Jensen Quality Growth Fund
Class I | JENIX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	3.48	6.33	11.68
S&P 500 TR	29.78	14.15	15.65
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-AR-476313309

KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,957,059,059
Number of Holdings	28
Net Advisory Fee	$22,873,129
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Amazon.com, Inc.	7.5%
Microsoft Corp.	7.5%
Alphabet, Inc.	7.4%
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Eli Lilly & Co.	5.6%
Mastercard, Inc.	5.0%
Broadcom, Inc.	4.7%
Stryker Corp.	4.4%
Sherwin-Williams Co.	4.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-AR-476313309

Jensen Quality Growth Fund
Class J | JENSX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$90	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J (without sales charge)	3.25	6.10	11.42
S&P 500 TR	29.78	14.15	15.65
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-AR-476313101

KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,957,059,059
Number of Holdings	28
Net Advisory Fee	$22,873,129
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Amazon.com, Inc.	7.5%
Microsoft Corp.	7.5%
Alphabet, Inc.	7.4%
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Eli Lilly & Co.	5.6%
Mastercard, Inc.	5.0%
Broadcom, Inc.	4.7%
Stryker Corp.	4.4%
Sherwin-Williams Co.	4.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-AR-476313101

Jensen Quality Growth Fund
Class R | JENRX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$156	1.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R (without sales charge)	2.56	5.53	10.90
S&P 500 TR	29.78	14.15	15.65
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-AR-476313200

KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,957,059,059
Number of Holdings	28
Net Advisory Fee	$22,873,129
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Amazon.com, Inc.	7.5%
Microsoft Corp.	7.5%
Alphabet, Inc.	7.4%
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Eli Lilly & Co.	5.6%
Mastercard, Inc.	5.0%
Broadcom, Inc.	4.7%
Stryker Corp.	4.4%
Sherwin-Williams Co.	4.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-AR-476313200

Jensen Quality Growth Fund
Class Y | JENYX
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Jensen Quality Growth Fund (the “Fund”)  for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, relative performance was primarily hindered by stock selection in the Industrials and Information Technology sectors. Stock selection in the Communication Services and Consumer Discretionary sectors contributed positively to relative results during the period.
During the period, the strategy continued its emphasis on high-quality companies, maintaining a meaningful overweight to companies with strong balance sheets, durable profitability, and consistent earnings growth. This quality bias detracted from relative performance as market leadership broadened and investor appetite for risk increased, driving strong performance among more cyclical, higher-volatility, and lower-quality segments of the market. Despite elevated geopolitical uncertainty and ongoing macroeconomic risks, investor sentiment generally favored companies with higher growth expectations, creating a headwind for the Fund’s quality-oriented investment approach.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2016)
Class Y (without sales charge)	3.53	6.41	11.72
S&P 500 TR	29.78	14.15	15.74
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-AR-476313408

KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$2,957,059,059
Number of Holdings	28
Net Advisory Fee	$22,873,129
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2026)
Sector Breakdown*

Top 10 Issuers	(%)
Amazon.com, Inc.	7.5%
Microsoft Corp.	7.5%
Alphabet, Inc.	7.4%
Apple, Inc.	7.1%
NVIDIA Corp.	6.7%
Eli Lilly & Co.	5.6%
Mastercard, Inc.	5.0%
Broadcom, Inc.	4.7%
Stryker Corp.	4.4%
Sherwin-Williams Co.	4.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-AR-476313408

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Incorporated by reference to the Registrant’s Form N-CSR filed August 4, 2017.

Item 3. Audit Committee Financial Expert.

The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Kathleen J. Kee, Kerry Barnett, Charles Wilhoite, and Janet G. Hamilton PhD, CFA, are the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2026	FYE 5/31/2025
(a) Audit Fees	26,000	25,700
(b) Audit-Related Fees	0	0
(c) Tax Fees	5,000	5,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/26	FYE 5/31/25
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2026	FYE 5/31/2025
Registrant	5,000	5,000
Registrant’s Investment Adviser	13,000	12,500

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Jensen Quality Growth Fund

Class I Shares	Class J Shares	Class R Shares	Class Y Shares

Jensen Quality Growth Fund
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS — 100.0%
Broadline Retail — 7.5%
Amazon.com, Inc.(a)	818,000	$221,383,520
Chemicals — 4.2%
Sherwin-Williams Co.	408,000	123,966,720
Commercial Services & Supplies — 6.0%
Cintas Corp.	260,000	44,527,600
Copart, Inc.(a)	939,000	30,771,030
Waste Management, Inc.	481,500	101,817,990
		177,116,620
Communications Equipment — 3.0%
Motorola Solutions, Inc.	217,000	87,511,760
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. - Class A	317,000	47,156,920
Financial Services — 4.9%
Mastercard, Inc. - Class A	296,500	146,465,070
Health Care Equipment & Supplies — 7.7%
Abbott Laboratories	620,000	53,072,000
IDEXX Laboratories, Inc.(a)	80,000	45,082,400
Stryker Corp.	425,000	129,663,250
		227,817,650
Health Care Technology — 2.2%
Veeva Systems, Inc. - Class A(a)	379,000	66,074,860
Hotels, Restaurants & Leisure — 1.7%
McDonald's Corp.	179,500	50,116,400
Household Products — 3.0%
Procter & Gamble Co.	627,500	90,083,900
Insurance — 4.1%
Marsh & McLennan Cos., Inc.	760,000	121,577,200
Interactive Media & Services — 9.4%
Alphabet, Inc. - Class A	576,000	219,075,840
Meta Platforms, Inc. - Class A	92,000	58,190,920
		277,266,760
Pharmaceuticals — 5.6%
Eli Lilly & Co.	149,000	164,645,000
Professional Services — 5.3%
Broadridge Financial Solutions, Inc.	363,000	55,800,360
Equifax, Inc.	274,000	45,426,460
Verisk Analytics, Inc.	320,500	56,084,295
		157,311,115

The accompanying notes are an integral part of these financial statements.

1

Jensen Quality Growth Fund
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 15.5%
Broadcom, Inc.	309,000	$138,051,930
KLA Corp.	63,800	122,605,098
NVIDIA Corp.	937,000	197,838,180
		458,495,208
Software — 11.2%
Cadence Design Systems, Inc.(a)	293,000	109,854,490
Microsoft Corp.	491,000	221,067,840
		330,922,330
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	671,100	209,423,466
TOTAL COMMON STOCKS (Cost $1,791,545,812)		2,957,334,499
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.3%
First American Treasury Obligations Fund - Class X, 3.56%(b)	9,130,834	9,130,834
TOTAL MONEY MARKET FUNDS (Cost $9,130,834)		9,130,834
TOTAL INVESTMENTS — 100.3% (Cost $1,800,676,646)		$2,966,465,333
Liabilities in Excess of Other Assets — (0.3)%		(9,406,274)
TOTAL NET ASSETS — 100.0%		$2,957,059,059

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

Jensen Quality Growth Fund
Statement of Assets and Liabilities
May 31, 2026

ASSETS:
Investments, at value	$2,966,465,333
Dividends receivable	1,527,600
Receivable for fund shares sold	206,235
Interest receivable	79,301
Prepaid expenses and other assets	67,506
Total assets	2,968,345,975
LIABILITIES:
Payable for fund shares redeemed	9,155,902
Payable to Adviser	1,159,234
Payable for distribution and shareholder servicing fees	430,789
Payable for expenses and other liabilities	540,991
Total liabilities	11,286,916
NET ASSETS	$ 2,957,059,059
Net Assets Consist of:
Paid-in capital	$1,791,279,773
Total distributable earnings	1,165,779,286
Total net assets	$ 2,957,059,059
Class I
Net assets	$1,006,520,373
Shares issued and outstanding (1,000,000 shares authorized without par value)	23,003,097
Net asset value per share	$43.76
Class J
Net assets	$1,276,888,155
Shares issued and outstanding (1,000,000 shares authorized without par value)	29,120,631
Net asset value per share	$43.85
Class R
Net assets	$9,765,185
Shares issued and outstanding (1,000,000 shares authorized without par value)	226,434
Net asset value per share	$43.13
Class Y
Net assets	$663,885,346
Shares issued and outstanding (1,000,000 shares authorized without par value)	15,183,248
Net asset value per share	$43.72
Cost:
Investments, at cost	$1,800,676,646

The accompanying notes are an integral part of these financial statements.

3

Jensen Quality Growth Fund
Statement of Operations
For the Year Ended May 31, 2026

INVESTMENT INCOME:
Dividend income	$42,585,351
Interest income	1,296,799
Total investment income	43,882,150
EXPENSES:
Investment advisory fee	22,873,129
Distribution expenses - Class J	4,221,764
Reflow fees	2,097,943
Shareholder service fees - Class I	934,160
Fund administration and accounting fees	777,005
Trustees’ fees	598,881
Sub transfer agent fees - Class J	587,209
Transfer agent expense	263,258
Federal and state registration fees	189,009
Compliance fees	150,244
Legal fees	124,950
Custodian fees	98,051
Reports to shareholders - Class I	85,022
Interest expense	78,880
Reports to shareholders - Class Y	67,588
Reports to shareholders - Class J	66,072
Distribution expenses - Class R	56,894
Audit fees	31,921
Transfer agent fees - Class J	30,427
Transfer agent fees - Class R	28,163
Transfer agent fees - Class I	22,919
Shareholder service fees - Class R	19,834
Transfer agent fees - Class Y	12,791
Reports to shareholders - Class R	1,924
Other expenses and fees	168,778
Total expenses	33,586,816
Net investment income	10,295,334
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	643,015,356
In-kind redemptions (Note 8, 9)	1,550,021,976
Net realized gain (loss)	2,193,037,332
Net change in unrealized appreciation (depreciation) on:
Investments	(2,059,572,165)
Net change in unrealized appreciation (depreciation)	(2,059,572,165)
Net realized and unrealized gain (loss)	133,465,167
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,760,501

The accompanying notes are an integral part of these financial statements.

4

Jensen Quality Growth Fund
Statements of Changes in Net Assets

	Year Ended May 31,
	2026	2025
OPERATIONS:
Net investment income (loss)	$10,295,334	$55,867,615
Net realized gain (loss)	2,193,037,332	2,122,493,009
Net change in unrealized appreciation (depreciation)	(2,059,572,165)	(1,470,981,573)
Net increase (decrease) in net assets from operations	143,760,501	707,379,051
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class I	(559,638,550)	(501,178,357)
From earnings - Class J	(510,708,511)	(260,766,968)
From earnings - Class R	(3,341,279)	(1,523,437)
From earnings - Class Y	(315,057,023)	(200,563,488)
Total distributions to shareholders	(1,388,745,363)	(964,032,250)
CAPITAL TRANSACTIONS:
Shares sold - Class I	191,698,894	398,819,011
Shares issued from reinvestment of distributions - Class I	524,243,144	476,199,131
Shares redeemed - Class I	(1,831,753,701)	(3,110,977,657)
Shares sold - Class J	45,733,813	66,330,304
Shares issued from reinvestment of distributions - Class J	501,383,922	256,663,803
Shares redeemed - Class J	(897,480,292)	(554,221,403)
Shares sold - Class R	2,006,655	1,366,447
Shares issued from reinvestment of distributions - Class R	3,341,279	1,523,437
Shares redeemed - Class R	(5,039,630)	(4,188,042)
Shares sold - Class Y	2,430,441,570	130,584,578
Shares issued from reinvestment of distributions - Class Y	287,481,410	177,597,683
Shares redeemed - Class Y	(3,140,894,093)	(930,502,050)
Net increase (decrease) in net assets from capital transactions	(1,888,837,029)	(3,090,804,758)
Net increase (decrease) in net assets	(3,133,821,891)	(3,347,457,957)
NET ASSETS:
Beginning of the year	6,090,880,950	9,438,338,907
End of the year	$2,957,059,059	$6,090,880,950
SHARES TRANSACTIONS
Shares sold - Class I	3,821,146	6,517,680
Shares issued from reinvestment of distributions - Class I	12,037,802	7,887,169
Shares redeemed - Class I	(37,404,900)	(52,086,769)
Shares sold - Class J	903,469	1,086,263
Shares issued from reinvestment of distributions - Class J	11,489,824	4,242,148
Shares redeemed - Class J	(18,624,362)	(9,169,855)
Shares sold - Class R	40,703	22,586
Shares issued from reinvestment of distributions - Class R	77,653	25,322
Shares redeemed - Class R	(106,366)	(70,908)
Shares sold - Class Y	50,933,646	2,091,039
Shares issued from reinvestment of distributions - Class Y	6,605,864	2,943,115
Shares redeemed - Class Y	(65,663,758)	(15,284,052)
Total increase (decrease) in shares outstanding	(35,889,276)	(51,796,262)

The accompanying notes are an integral part of these financial statements.

5

Jensen Quality Growth Fund
Financial Highlights
Class I

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$58.87	$60.79	$57.38	$57.82	$59.99
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.16	0.41	0.57	0.61	0.57
Net realized and unrealized gain (loss) on investments(c)	1.75	4.89	7.58	0.76	1.84
Total from investment operations	1.91	5.30	8.15	1.37	2.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.45)	(0.60)	(0.62)	(0.57)
Net realized gains	(16.80)	(6.77)	(4.14)	(1.19)	(4.01)
Total distributions	(17.02)	(7.22)	(4.74)	(1.81)	(4.58)
Net asset value, end of year	$43.76	$58.87	$60.79	$57.38	$57.82
Total return	3.48%	8.49%	14.53%	2.51%	3.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,006,520	$2,622,399	$4,998,912	$4,909,180	$4,762,505
Ratio of expenses to average net assets	0.65%	0.60%	0.60%	0.61%	0.61%
Ratio of dividends, interest and borrowing expense to average net assets	0.00%(d)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.31%	0.73%	0.95%	1.09%	0.89%
Portfolio turnover rate	31%(e)	15%	10%	16%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year ended May 31, 2026.
(b)
Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences for the years ended May 31, 2025, 2024, 2023 and 2022.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than 0.005%.
(e)	Excludes in-kind transactions associated with redemptions of the fund.
The accompanying notes are an integral part of these financial statements.

6

Jensen Quality Growth Fund
Financial Highlights
Class J

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$58.96	$60.86	$57.43	$57.86	$60.00
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.03	0.33	0.46	0.50	0.44
Net realized and unrealized gain (loss) on investments(c)	1.77	4.84	7.57	0.75	1.83
Total from investment operations	1.80	5.17	8.03	1.25	2.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.30)	(0.46)	(0.49)	(0.40)
Net realized gains	(16.80)	(6.77)	(4.14)	(1.19)	(4.01)
Total distributions	(16.91)	(7.07)	(4.60)	(1.68)	(4.41)
Net asset value, end of year	$43.85	$58.96	$60.86	$57.43	$57.86
Total return	3.25%	8.25%	14.29%	2.29%	2.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,276,888	$2,084,467	$2,385,457	$2,363,726	$2,455,146
Ratio of expenses to average net assets	0.89%	0.82%	0.81%	0.82%	0.81%
Ratio of dividends, interest and borrowing expense to average net assets	0.00%(d)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.06%	0.50%	0.73%	0.88%	0.69%
Portfolio turnover rate	31%(e)	15%	10%	16%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year ended May 31, 2026.
(b)
Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences for the years ended May 31, 2025, 2024, 2023 and 2022.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than 0.005%.
(e)	Excludes in-kind transactions associated with redemptions of the fund.
The accompanying notes are an integral part of these financial statements.

7

Jensen Quality Growth Fund
Financial Highlights
Class R

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$58.49	$60.50	$57.10	$57.49	$59.66
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	(0.30)	(0.02)	0.12	0.26	0.16
Net realized and unrealized gain (loss) on investments(c)	1.75	4.83	7.54	0.74	1.81
Total from investment operations	1.45	4.81	7.66	1.00	1.97
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.05)	(0.12)	(0.20)	(0.13)
Net realized gains	(16.80)	(6.77)	(4.14)	(1.19)	(4.01)
Total distributions	(16.81)	(6.82)	(4.26)	(1.39)	(4.14)
Net asset value, end of year	$43.13	$58.49	$60.50	$57.10	$57.49
Total return	2.56%	7.63%	13.68%	1.83%	2.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$9,765	$12,542	$14,366	$13,531	$17,801
Ratio of expenses to average net assets	1.54%	1.37%	1.34%	1.29%	1.26%
Ratio of dividends, interest and borrowing expense to average net assets	0.00%(d)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	(0.60)%	(0.05)%	0.20%	0.41%	0.23%
Portfolio turnover rate	31%(e)	15%	10%	16%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year ended May 31, 2026.
(b)
Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences for the years ended May 31, 2025, 2024, 2023 and 2022.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than 0.005%.
(e)	Excludes in-kind transactions associated with redemptions of the fund.
The accompanying notes are an integral part of these financial statements.

8

Jensen Quality Growth Fund
Financial Highlights
Class Y

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$58.84	$60.78	$57.37	$57.82	$59.98
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.17	0.48	0.62	0.66	0.62
Net realized and unrealized gain (loss) on investments(c)	1.76	4.86	7.58	0.75	1.84
Total from investment operations	1.93	5.34	8.20	1.41	2.46
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.51)	(0.65)	(0.67)	(0.61)
Net realized gains	(16.80)	(6.77)	(4.14)	(1.19)	(4.01)
Total distributions	(17.05)	(7.28)	(4.79)	(1.86)	(4.62)
Net asset value, end of year	$43.72	$58.84	$60.78	$57.37	$57.82
Total return	3.53%	8.54%	14.63%	2.59%	3.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$663,885	$1,371,472	$2,039,604	$2,822,513	$2,756,312
Ratio of expenses to average net assets	0.60%	0.54%	0.52%	0.52%	0.52%
Ratio of dividends, interest and borrowing expense to average net assets	0.00%(d)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets	0.34%	0.79%	1.03%	1.17%	0.98%
Portfolio turnover rate	31%(e)	15%	10%	16%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year ended May 31, 2026.
(b)
Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences for the years ended May 31, 2025, 2024, 2023 and 2022.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(d)	Amount represents less than 0.005%.
(e)	Excludes in-kind transactions associated with redemptions of the fund.
The accompanying notes are an integral part of these financial statements.

9

JENSEN QUALITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Jensen Quality Growth Fund Inc. (the “Fund”), was incorporated as an Oregon corporation on April 17, 1992, and is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund commenced operations on August 3, 1992. Effective March 1, 2018, the name of the Fund was changed from The Jensen Portfolio, Inc. doing business as Jensen Quality Growth Fund to The Jensen Quality Growth Fund Inc. The Fund is authorized to issue 5,000,000,000 shares of common stock, all of which have been authorized for the existing share classes. The Fund currently offers four different classes of shares; Class J, Class R, Class I, and Class Y. Class J shares are subject to a 0.25% 12b-1 fee and a sub-transfer agency fee, Class R shares are subject to a 0.50% 12b-1 fee and up to a 0.25% shareholder servicing fee, Class I shares are subject to a shareholder servicing fee of up to 0.10%, and Class Y shares are not subject to any 12b-1, shareholder servicing or sub transfer agency fee as described in the separate prospectuses for each of the Fund’s share classes. Each class of shares has identical rights and privileges except with respect to the 12b-1 fees, sub-transfer agency fees, shareholder servicing fees, and voting rights on matters affecting a single class of shares. The principal investment objective of the Fund is long-term capital appreciation.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A)
Investment Valuation – Securities that are listed on United States stock exchanges are valued at the last sale price at the close of the exchange. Equity securities listed on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price or, if there has been no sale on that day, at their current bid price. Investments in open-end and closed-end registered investment companies, including money market funds, that do not trade on an exchange are valued at the end of day net asset value per share. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at the current bid price in the absence of a closing price. Securities for which market quotations are not readily available are valued at fair value as determined by Jensen Investment Management, Inc. (the “Investment Adviser”) at or under the direction of the Fund’s Board of Directors.
There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Although the Fund only invests in publicly traded securities, the large majority of which are large capitalization, highly liquid securities, they nonetheless may become securities for which market quotations are not readily available, such as in instances where the market quotation for a security has become stale, sales of a security have been infrequent, trading in the security has been suspended, or where there is a thin market in the security. Securities for which market quotations are not readily available will be valued at their fair value as determined under the Fund’s fair valuation procedures established by the Board of Directors. The Fund is prohibited from investing in restricted securities (securities issued in private placement transactions that may not be offered or sold to the public without registration under the securities laws); therefore, fair value pricing considerations for restricted securities are generally not applicable to the Fund.
Fair Value Measurement – The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various

10

JENSEN QUALITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the year. The three levels of the fair value hierarchy are as follows:
Level 1 –
Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 –
Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and prices for similar securities, interest rates, credit risk, etc.
Level 3 –
Inputs that are unobservable (including the Fund’s own assumptions in determining the fair value of investments).
Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.
Investments whose values are based on quoted market prices in active markets, include common stocks and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.
The following is a summary of the inputs used, as of May 31, 2026, to value the Fund’s investments carried at fair value. The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stocks*	$2,957,334,499	$2,957,334,499	$—	$—
Total Money Market Fund	9,130,834	9,130,834	—	—
Total Investments	$2,966,465,333	$2,966,465,333	$—	$—

*	For further information regarding security characteristics and industry classifications, please see the Schedule of Investments.
The Fund did not hold any investments during the year ended May 31, 2026 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting year.
B)
Federal Income Taxes – No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provision of the Internal Revenue Code applicable to regulated investment companies.

11

JENSEN QUALITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken as of and for the year ended May 31, 2026. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
C)
Distributions to Shareholders – Dividends to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.
D)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
E)
Guarantees and Indemnifications – Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
F)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Transfer agent fees and reports to shareholders are allocated based on the number of shareholder accounts in each class. Sub-transfer agency fees are expensed and approved by the Fund’s Board of Directors to the Class J shares based on the yearly average of four published per-account rates from four known brokerages. 12b-1 fees are expensed at 0.25% of average daily net assets of Class J shares and 0.50% of average daily net assets of Class R shares. Shareholder servicing fees are expensed at up to 0.10% and up to 0.25% of the average daily net assets of Class I shares and Class R shares, respectively.
G)
Other – Investment and shareholder transactions are recorded on trade date. Gains or losses from investment transactions are determined on the basis of identified carrying value using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
H)
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income,

12

JENSEN QUALITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
expenses, assets, and performance are regularly monitored and assessed by the Advisory Services Manager of the Investment Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
2. INVESTMENT TRANSACTIONS
The aggregate purchases and aggregate sales of securities, excluding short-term investments, by the Fund for the year ended May 31, 2026, were $1,421,248,733 and $2,339,256,763 respectively. Sales exclude redemptions-in-kind of $2,309,572,065.
3. INCOME TAXES
The distributions of $17,904,402 and $59,576,114 paid during the years ended May 31, 2026 and 2025, respectively, were classified as ordinary income for tax purposes. The distributions of $1,370,840,961 and $904,456,136 paid during the years ended May 31, 2026 and 2025, respectively, were classified as long-term capital gain for income tax purposes.
Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2026, distributable earnings decreased by $(2,037,478,530) and capital stock increased by $2,037,478,530. The permanent difference relates to differing book/tax treatment of the dividends paid for tax purposes.
At May 31, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$1,800,797,843
Gross unrealized appreciation	$1,235,389,599
Gross unrealized depreciation	(69,722,109)
Net unrealized appreciation	1,165,667,490
Undistributed ordinary income	111,797
Undistributed long-term capital gain	—
Distributable earnings	111,797
Other accumulated gain/(loss)	(1)
Total distributable earnings	$1,165,779,286

The cost of investments differ for financial statement and tax purposes primarily due to the deferral of losses on wash sales.
4. LINE OF CREDIT
The Fund has the lesser of (i) $400 million, (ii) 20% of the gross market value of the Fund, or
(iii) 33.33% of the net market value of the unencumbered assets of the Fund available under a revolving credit facility, subject to certain restrictions, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The secured line of credit has a one-year term and is reviewed annually by the Board of Directors. The credit facility is with the Fund’s custodian, U.S. Bank. The current credit facility runs through December 7, 2026. The interest rate on the outstanding principal amount is equal to the prime rate less 1%. As of May 31, 2026 the

13

JENSEN QUALITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
interest rate on the Fund’s line of credit was 5.75%. During the year ended May 31, 2026, the Jensen Quality Growth Fund borrowed a total of five times for 14 days in the year and had an average borrowings of $35,285,214 on those days. The Fund’s average borrowing rate was 5.96%. The Fund’s max borrowing was $84,422,000, on November 17, 2025.
5. INVESTMENT ADVISORY AGREEMENT
The Fund is a party to an Investment Advisory and Service Contract with the Investment Adviser. Pursuant to the terms of the Investment Advisory and Service Contract approved by Fund shareholders, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% as applied to the Fund’s average daily net assets of $4 billion or less, 0.475% as applied to the Fund’s average daily net assets of more than $4 billion and up to $8 billion, 0.45% as applied to the Fund’s average daily net assets of more than $8 billion and up to $12 billion, and 0.425% as applied to the Fund’s average daily net assets of more than $12 billion.
Certain officers and a director of the Fund are also officers and directors of the Investment
Adviser.
6. DISTRIBUTION AND SHAREHOLDER SERVICING
The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund make payments to the Fund’s distributor at an annual rate of 0.25% of average daily net assets attributable to Class J shares and 0.50% of the average daily net assets attributable to Class R shares. The Fund’s distributor may then make payments to financial intermediaries or others at an annual rate of up to 0.25% of the average daily net assets attributable to Class J shares and up to 0.50% of the average daily net assets attributable to Class R shares. Payments under the 12b-1 Plan shall be used to compensate the Fund’s distributor or others for services provided and expenses incurred in connection with the sale and/or servicing of shares. 12b-1 fees incurred for the year ended May 31, 2026, are disclosed on the Statement of Operations and the amount payable at year end is disclosed on the Statement of Assets and Liabilities.
In addition, the Fund has adopted a Shareholder Servicing Plan for Class I shares under which the Fund can pay for shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of the Fund’s average daily net assets attributable to Class I shares. The amount actually incurred for the year ended May 31, 2026, was 0.05% on an annualized basis.
The Fund has also adopted a Shareholder Servicing Plan for the Class R shares. Under the Shareholder Servicing Plan, the Fund can pay for shareholder support services, which include the recordkeeping and administrative services provided by retirement plan administrators to retirement plans (and their participants) that are shareholders of the class. Payments will be made pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.25% of the Fund’s average daily net assets attributable to Class R shares. The amount actually incurred for the year ended May 31, 2026 was 0.17% on an annualized basis.
7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2026, Charles Schwab & Co., Inc. for the benefit of its customers, held 46.38% of the outstanding shares of the Class J share class. At May 31, 2026, Charles Schwab & Co., Inc. for the benefit of its customers, held 36.25% of the outstanding shares of the Class I share class. At May 31, 2026, State Street Bank & Trust Co., for the benefit of its customers, hold 33.74% of the outstanding shares of the Class R share class and Empower Annuity Insurance, for the benefit of its customers, hold 26.58% of the outstanding shares

14

JENSEN QUALITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
of the Class R share class. At May 31, 2026, Edward D Jones and Co., for the benefit of its customers, held 44.52% of the outstanding shares of the Class Y share class and Pershing LLC, for the benefit of its customers, held 27.18% of the outstanding shares of the Class Y share class.
8. REFLOW TRANSACTIONS
The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program and subject to ReFlow’s available liquidity, ReFlow provides participating mutual funds (including the Fund) with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by shareholders that are to settle the next business day.
Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by Re Flow (currently 8 days) or at other times at ReFlow’s or the Investment Adviser’s discretion. While ReFlow holds a Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to a Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Fund’s investment minimums, or the limitations noted in the “Market Timing” section within the Fund’s prospectus. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies. The Board of Directors has approved the Fund’s use of the ReFlow program. The Investment Adviser believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent that the Fund’s assets do not decline, the Investment Adviser may also benefit. ReFlow fees that were incurred by the Fund during the year ended May 31, 2026 are recorded within the Statement of Operations.
During the year ended May 31, 2026 the Fund satisfied redemption in-kind requests made by ReFlow. The transfers were effected in accordance with policies and procedures approved by the Board of Directors and were consistent with the Fund’s prospectus.
Beginning in August 2025 and ending May 2026, 33,814,285 shares were sold, and the value of cash and securities sold was $1,540,842,532.
9. OTHER MUTUAL FUND LIQUIDITY SERVICE PROVIDER TRANSACTIONS
The Fund may participate in a liquidity program provided by a separate unaffiliated service provider (“Service Provider”), which is designed to provide a liquidity source for mutual funds. Pursuant to the program and subject to certain restrictions and minimum requirements, the Service Provider provides participating mutual funds (including the Fund) with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day.
Following purchases of the Fund’s shares, the Service Provider redeems those shares within 2 trading days. While the Service Provider holds the Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. The Fund does not pay the Service Provider a fee to use the Service Provider’s Program. The Service Provider’s purchases of the Fund’s shares through the liquidity program are made on an investment-blind basis without regard to the Fund’s

15

JENSEN QUALITY GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2026(Continued)
objective, policies or anticipated performance. In accordance with federal securities laws, the Service Provider is prohibited from acquiring more than 5% of the Fund’s total assets under management. The Service Provider is not subject to the Fund’s investment minimums, or the limitations noted in the "Market Timing" section within the Fund’s prospectus. The Service Provider will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with the Fund’s redemption in-kind policies. The Board of Directors has approved the Fund’s use of the Service Provider’s program. The Investment Adviser believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent that the Fund’s assets do not decline, the Investment Adviser may also benefit.
During the year ended May 31, 2026, the Fund satisfied redemption in-kind requests made by the Service Provider. The transfers were effected in accordance with policies and procedures approved by the Board of Directors.
Beginning in September 2025 and ending May 2026, 15,976,390 shares were sold, and the value of cash and securities sold was $833,299,498.
10. NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Fund has adopted ASU 2023-09, with no material impact on the Fund’s financial statements.
11. SUBSEQUENT EVENTS
On June 18, 2026, the Fund declared and paid a distribution from ordinary income of $336,640, $284,052, and $237,627 for Class I, Class J, and Class Y, respectively, to shareholders of record as of June 17, 2026.
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statement of Assets and Liabilities as of May 31, 2026 through the date the financial statements were issued.

16

JENSEN QUALITY GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of
The Jensen Quality Growth Fund Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Jensen Quality Growth Fund Inc. (the “Fund”) as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 24, 2026

17

Jensen Quality Growth Fund

Class I Shares	Class J Shares	Class R Shares	Class Y Shares

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035
800.992.4144
Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC doing business as
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Stoel Rives LLP
760 SW Ninth Avenue, Suite 3000
Portland, OR 97205
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 E. Wisconsin Ave, Suite 210
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Jensen Quality Growth Fund

Class J Shares	Class R Shares	Class I Shares	Class Y Shares

Jensen Quality Growth Fund
Other Important Information for the Fiscal Year Ended May 31, 2026
(Form N-CSR Items 7-11)

JENSEN QUALITY GROWTH FUND
Item 8 – Changes in and Disagreements with Accountants               May 31, 2026
for Open-End Management Investment Companies
Not applicable.

20

JENSEN QUALITY GROWTH FUND
Item 9 – Proxy Disclosures                             May 31, 2026
for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.

21

JENSEN QUALITY GROWTH FUND
Item 10 – Remuneration Paid to Directors, Officers, and Others             May 31, 2026
of Open-End Management Investment Companies
Included under Item 7 in the Statement of Operations.

22

JENSEN QUALITY GROWTH FUND
Item 11 – Statement Regarding Basis                         May 31, 2026
for Approval of Investment Advisory Contract
Not applicable for this reporting period.

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 4, 2017.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Jensen Quality Growth Fund Inc.

By (Signature and Title)*	/s/ Robert McIver
Robert McIver, President

Date	July 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert McIver
Robert McIver, President

Date	July 22, 2026

By (Signature and Title)*	/s/ Shannon Contreras
Shannon Contreras, Treasurer

Date	July 22, 2026

* Print the name and title of each signing officer under his or her signature.